Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0002082526
Registrant Name	Aeon Acquisition I Corp.
Registration File Number	333-294963
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES